INCOME TAXES - Summary of Components of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets
Allowance and reserves	$ 1,980	$ 2,064
Net operating loss carryforward	164,343	167,030
Tax credit carryforwards	5,006	5,541
Property, plant and equipment	217	261
Accrued warranties	13	13
Other	12,938	13,059
Total deferred tax assets	184,497	187,968
Deferred Tax Liabilities
Deferred revenue and customer advances, net	(136)	(83)
Prepaid expense	(41)	(43)
Total deferred tax liabilities	(177)	(126)
Total net deferred tax assets	184,320	187,842
Less: Valuation allowance	(183,941)	(187,291)
Total net deferred tax assets	$ 379	$ 551